Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 5.5%
Manchester United plc - Class A	67,464	$750,200
TripAdvisor, Inc. *	44,110	785,158
		1,535,358
Consumer Discretionary - 10.9%
Cheesecake Factory Inc.	12,869	339,999
frontdoor, Inc. *	23,920	575,994
Gildan Activewear, Inc.	19,721	567,570
Green Brick Partners, Inc. *	15,522	303,765
Mattel, Inc. *	22,409	500,393
Stitch Fix, Inc. - Class A *	23,902	118,076
Urban Outfitters, Inc. *	35,762	667,319
		3,073,116
Consumer Staples - 1.2%
Sprouts Farmers Market, Inc. *	13,620	344,858

Energy - 6.3%
Dril-Quip, Inc. *	33,371	860,972
NOV, Inc.	53,246	900,390
		1,761,362
Financials - 19.5%
Axis Capital Holdings, Ltd.	20,667	1,179,879
Bank OZK	20,081	753,640
Cannae Holdings, Inc. *	40,474	782,767
Horace Mann Educators Corp.	12,367	474,646
PRA Group, Inc. *	11,959	434,829
PROG Holdings, Inc. *	21,104	348,216
Prosperity Bancshares, Inc.	15,899	1,085,425
Pzena Investment Management, Inc. - Class A	62,585	412,435
		5,471,837
Health Care - 11.5%
Haemonetics Corp. *	7,417	483,440
MEDNAX, Inc. *	25,210	529,662
Medpace Holdings, Inc. *	3,466	518,756
Patterson Companies, Inc.	32,789	993,507
Prestige Consumer Healthcare, Inc. *	12,018	706,658
		3,232,023
Industrials - 20.7%
CACI International, Inc. - Class A *	2,053	578,494
Crane Holdings Co.	9,798	857,913
EnerSys	11,351	669,255
Flowserve Corp.	28,122	805,133
JELD-WEN Holding, Inc. *	29,557	431,237
KAR Auction Services, Inc. *	27,751	409,882
MillerKnoll, Inc.	21,627	568,141
Resideo Technologies, Inc. *	19,873	385,934
Sensata Technologies Holding plc	10,372	428,467
UniFirst Corp.	3,927	676,151
		5,810,607
Information Technology - 12.6%
ACI Worldwide, Inc. *	21,155	547,703
Extreme Networks, Inc. *	70,986	633,195
Knowles Corp. *	45,969	796,643
Onto Innovation, Inc. *	4,345	303,020
Progress Software Corp.	13,486	610,916
ViaSat, Inc. *	21,644	662,956
		3,554,433
Materials - 7.5%
Berry Global Group, Inc. *	15,934	870,634
NewMarket Corp.	2,622	789,117
Valvoline, Inc.	15,445	445,279
		2,105,030
Real Estate - 1.8%
Park Hotels & Resorts, Inc. - REIT	37,930	514,710
Total Common Stocks
(Cost $31,010,893)		27,403,334

MONEY MARKET FUND - 2.9%
First American Government Obligations Fund - Class Z, 1.25% ^
(Cost $828,852)	828,852	828,852

Total Investments - 100.4%
(Cost $31,839,745)		28,232,186
Other Assets and Liabilities, Net - (0.4)%		(119,451)
Total Net Assets - 100.0%		$28,112,735

*	Non-income producing security
REIT	- Real Estate Investment Trust
^	The rate shown is the annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,403,334	$-	$-	$27,403,334
Money Market Fund	828,852	-	-	828,852
Total Investments	$28,232,186	$-	$-	$28,232,186

Refer to the Schedule of Investments for further information on the classification of investments.